Related -Party Transactions	12 Months Ended
Dec. 31, 2022
Related -Party Transactions
Related -Party Transactions

(15) Related -Party Transactions

Between inception and mid-2018, major shareholders and co-founders funded certain expenses of the Company. The aggregate amount of these expenses, $35,685, was reimbursed by the Company during 2021.

In April 2021, three members of the Company’s management advanced an aggregate of $31,500 to the Company to enable it to pay certain Company IPO expenses. These advances were repaid in full, without interest, on May 13, 2021.